Note 11 - Investments in Associates (Details Textual) - CAD ($)									12 Months Ended
	Sep. 17, 2025	May 08, 2025	Feb. 22, 2025	Oct. 13, 2022	May 22, 2022	Apr. 01, 2022	Feb. 25, 2022	Jul. 01, 2021	Dec. 31, 2025	Dec. 31, 2024	Apr. 08, 2025	Apr. 07, 2025
Statement Line Items [Line Items]
Proceeds from sales of investments accounted for using equity method									$ 6,539,000	$ 7,042,000
Gains (losses) on disposals of investments									(32,000)	(0)
Expense from share-based payment transactions									$ 712,000	859,000
Dolly Varden [member]
Statement Line Items [Line Items]
Proceeds from sales of investments accounted for using equity method	$ 2,914,000	$ 3,700		$ 6,800,000			$ 5,000,000			$ 7,042,000
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	500,000	1,000,000		17,000,000			76,504,590			8,450,000
Proportion of ownership interest in associate					35.30%				12.26%
Gains (losses) on disposals of investments										$ 4,109,000
Gains on disposals of investments									$ 3,230,000	2,137,000
Deemed gain on disposals of investments									4,249,000	2,083,000
Number of shares outstanding (in shares)											12,763,648	51,054,590
Fair value of investments in associates for which there are quoted market prices									$ 67,582,000	49,012,000
Dolly Varden [member] | Homestake Resources [member]
Statement Line Items [Line Items]
Proceeds from sales of investments accounted for using equity method			$ 48,390,000
Payments of transaction costs for sales of investments accounted for using equity method			$ 589,000
Gains on disposals of investments										2,026,000
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate						25.00%			25.00%
Deemed gain on disposals of investments									$ 0	0
Purchase of interests in investments accounted for using equity method						$ 150,000
Current payables to related parties									57,000	90,000
Lease, term of contract (Year)								10 years
Rental expense									77,000
Expense from share-based payment transactions									$ 11,000	$ 3,000
Total for all associates [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate									100.00%	100.00%
Deemed gain on disposals of investments									$ 4,250,000	$ 2,083,000